Annual Fund Operating Expenses - Admiral - Vanguard Dividend Appreciation Index Fund - Admiral Shares	Sep. 20, 2021
Operating Expenses:
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.08%